Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
Document Creation Date	dei_DocumentCreationDate	Mar. 04, 2015